As filed with the Securities and Exchange Commission on March 17, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedules of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.04%
Vanguard Growth ETF	1,546	$91,647
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,949)		$91,647

	Shares	Value
SHORT TERM INVESTMENTS - 0.06%
Investment Companies - 0.06%
Fidelity Institutional Money Market Portfolio, 5.16%	51	$51
TOTAL SHORT TERM INVESTMENTS (Cost $51)		$51
Total Investments (Cost $100,000) - 100.10%		$91,698
Liabilities in Excess of Other Assets - (0.10)%		(91)
TOTAL NET ASSETS - 100.00%		$91,607

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$100,000
Gross unrealized appreciation	0
Gross unrealized depreciation	(8,302)
Net unrealized depreciation	$(8,302)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive Large Cap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.06%
Vanguard Value ETF	1,503	$93,487
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,870)		$93,487

	Shares	Value
SHORT TERM INVESTMENTS - 0.04%
Investment Companies - 0.04%
Fidelity Institutional Money Market Portfolio, 5.16%	35	$35
TOTAL SHORT TERM INVESTMENTS (Cost $35)		$35
Total Investments (Cost $99,905) - 100.10%		$93,522
Liabilities in Excess of Other Assets - (0.10)%		(94)
TOTAL NET ASSETS - 100.00%		$93,428

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$99,905
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(6,383)
	Net unrealized depreciation	$(6,383)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive Small/Mid Cap Value Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.09%
Vanguard Mid-Cap Value Index Fund	924	$47,558
Vanguard Small-Cap Value ETF	794	49,673
TOTAL EXCHANGE-TRADED FUNDS (Cost $100,257)		$97,231

	Shares	Value
SHORT TERM INVESTMENTS - 0.01%
Investment Companies - 0.01%
Fidelity Institutional Money Market Portfolio, 5.16%	13	$13
TOTAL SHORT TERM INVESTMENTS (Cost $13)		$13
Total Investments (Cost $100,270) - 100.10%		$97,244
Liabilities in Excess of Other Assets - (0.10)%		(100)
TOTAL NET ASSETS - 100.00%		$97,144

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$100,270
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(3,026)
	Net unrealized depreciation	$(3,026)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive Small/Mid Cap Growth Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.07%
Vanguard Mid-Cap Growth Index Fund	787	$45,961
Vanguard Small-Cap Growth ETF	690	44,733
TOTAL EXCHANGE-TRADED FUNDS (Cost $100,034)		$90,694

	Shares	Value
SHORT TERM INVESTMENTS - 0.01%
Investment Companies - 0.01%
Fidelity Institutional Money Market Portfolio, 5.16%	6	$6
TOTAL SHORT TERM INVESTMENTS (Cost $6)		$6
Total Investments (Cost $100,040) - 100.08%		$90,700
Liabilities in Excess of Other Assets - (0.08)%		(71)
TOTAL NET ASSETS - 100.00%		$90,629

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$100,040
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(9,340)
	Net unrealized depreciation	$(9,340)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive International Equity Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.05%
iShares MSCI EAFE Index Fund	1,274	$92,097
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,945)		$92,097

	Shares	Value
SHORT TERM INVESTMENTS - 0.06%
Investment Companies - 0.06%
Fidelity Institutional Money Market Portfolio, 5.16%	55	$55
TOTAL SHORT TERM INVESTMENTS (Cost $55)		$55
Total Investments (Cost $100,000) - 100.11%		$92,152
Liabilities in Excess of Other Assets - (0.11)%		(101)
TOTAL NET ASSETS - 100.00%		$92,051

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$100,000
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(7,848)
	Net unrealized depreciation	$(7,848)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive Emerging Markets Equity Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.03%
Vanguard Emerging Markets ETF	953	$90,430
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,825)		$90,430

	Shares	Value
SHORT TERM INVESTMENTS - 0.08%
Investment Companies - 0.08%
Fidelity Institutional Money Market Portfolio, 5.16%	75	$75
TOTAL SHORT TERM INVESTMENTS (Cost $75)		$75
Total Investments (Cost $99,900) - 100.11%		$90,505
Liabilities in Excess of Other Assets - (0.11)%		(101)
TOTAL NET ASSETS - 100.00%		$90,404

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$99,900
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(9,395)
	Net unrealized depreciation	$(9,395)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive Global Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.05%
SPDR Lehman International Treasury Bond ETF	1,871	$102,774
TOTAL EXCHANGE-TRADED FUNDS (Cost $99,703)		$102,774

	Shares	Value
SHORT TERM INVESTMENTS - 0.02%
Investment Companies - 0.02%
Fidelity Institutional Money Market Portfolio, 5.16%	22	$22
TOTAL SHORT TERM INVESTMENTS (Cost $22)		$22
Total Investments (Cost $99,725) - 100.07%		$102,796
Liabilities in Excess of Other Assets - (0.07)%		(76)
TOTAL NET ASSETS - 100.00%		$102,720

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$99,725
	Gross unrealized appreciation	3,071
	Gross unrealized depreciation	0
	Net unrealized appreciation	$3,071

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.08%
Vanguard Total Bond Market ETF	1,300	$101,855
TOTAL EXCHANGE-TRADED FUNDS (Cost $100,048)		$101,855

	Shares	Value
SHORT TERM INVESTMENTS - 0.01%
Investment Companies - 0.01%
Fidelity Institutional Money Market Portfolio, 5.16%	12	$12
TOTAL SHORT TERM INVESTMENTS (Cost $12)		$12
Total Investments (Cost $100,060) - 100.09%		$101,867
Liabilities in Excess of Other Assets - (0.09)%		(93)
TOTAL NET ASSETS - 100.00%		$101,774

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$100,060
	Gross unrealized appreciation	1,807
	Gross unrealized depreciation	0
	Net unrealized appreciation	$1,807

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
January 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.09%
iShares S&P National Municipal Bond Fund	654	$66,858
Market Vectors Lehman Brothers AMT-Free Intermediate Municipal ETF	318	33,616
TOTAL EXCHANGE-TRADED FUNDS (Cost $100,085)		$100,474

	Shares	Value
SHORT TERM INVESTMENTS - 0.02%
Investment Companies - 0.02%
Fidelity Institutional Tax-Exempt Portfolio, 3.594%	15	$15
TOTAL SHORT TERM INVESTMENTS (Cost $15)		$15
Total Investments (Cost $100,100) - 100.11%		$100,489
Liabilities in Excess of Other Assets - (0.11)%		(109)
TOTAL NET ASSETS - 100.00%		$100,380

Footnotes
Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

	Cost of investments	$100,100
	Gross unrealized appreciation	389
	Gross unrealized depreciation	0
	Net unrealized appreciation	$389

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date   3/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date   3/13/2008

By (Signature and Title)* /s/Cheryl L. King
Cheryl L. King, Treasurer

Date   3/14/2008

* Print the name and title of each signing officer under his or her signature.